Supplement (Annuity)	12 Months Ended
Dec. 31, 2012
Conservative Allocation Portfolio
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Variable Insurance Fund Conservative Allocation Portfolio

Vanguard Variable Insurance Fund Moderate Allocation Portfolio

Supplement to the Prospectuses and Summary Prospectuses

Changes in Underlying Fund Allocations

Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio have each reallocated a portion of their bond exposure from domestic bonds to international bonds, as previously approved by the Portfolios' board of trustees. To implement this change, each Portfolio has reallocated a portion of its bond holdings from Vanguard Variable Insurance Fund Total Bond Market Index Portfolio to Vanguard Total International Bond Index Fund.

The percentage of each Portfolio's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Portfolio's overall allocation to bonds, and the Portfolios' expense ratios have remained unchanged.

New Target Index for Underlying Fund

Effective immediately, Vanguard Total International Stock Index Fund, an underlying fund investment for Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio, has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the fund's market segment. In addition, Vanguard's agreement with the new index provider may result in savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the fund's current prospectus have not changed. The new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Please see the underlying fund's prospectus for more information about the new target index.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Conservative Allocation Portfolio

The text under 'Primary Investment Strategies' is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio's assets to bonds and 40% to common stocks. The targeted percentage of the Portfolio's assets allocated to each of the underlying funds is:

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio 48%

Vanguard Variable Insurance Fund Equity Index Portfolio 22%

Vanguard Total International Stock Index Fund 12%

Vanguard Total International Bond Index Fund 12%

Vanguard Extended Market Index Fund 6%

The Portfolio's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Portfolio's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio's assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 28% of the Portfolio's assets in the aggregate.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Moderate Allocation Portfolio

The text under 'Primary Investment Strategies' is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio's assets to common stocks and 40% to bonds. The targeted percentage of the Portfolio's assets allocated to each of the underlying funds is:

Vanguard Variable Insurance Fund Equity Index Portfolio 34%

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

Vanguard Extended Market Index Fund 8%

The Portfolio's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio's assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 42% of the Portfolio's assets in the aggregate.

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS VVIF 062013

Moderate Allocation Portfolio
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Variable Insurance Fund Conservative Allocation Portfolio

Vanguard Variable Insurance Fund Moderate Allocation Portfolio

Supplement to the Prospectuses and Summary Prospectuses

Changes in Underlying Fund Allocations

Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio have each reallocated a portion of their bond exposure from domestic bonds to international bonds, as previously approved by the Portfolios' board of trustees. To implement this change, each Portfolio has reallocated a portion of its bond holdings from Vanguard Variable Insurance Fund Total Bond Market Index Portfolio to Vanguard Total International Bond Index Fund.

The percentage of each Portfolio's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Portfolio's overall allocation to bonds, and the Portfolios' expense ratios have remained unchanged.

New Target Index for Underlying Fund

Effective immediately, Vanguard Total International Stock Index Fund, an underlying fund investment for Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio, has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the fund's market segment. In addition, Vanguard's agreement with the new index provider may result in savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the fund's current prospectus have not changed. The new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Please see the underlying fund's prospectus for more information about the new target index.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Conservative Allocation Portfolio

The text under 'Primary Investment Strategies' is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio's assets to bonds and 40% to common stocks. The targeted percentage of the Portfolio's assets allocated to each of the underlying funds is:

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio 48%

Vanguard Variable Insurance Fund Equity Index Portfolio 22%

Vanguard Total International Stock Index Fund 12%

Vanguard Total International Bond Index Fund 12%

Vanguard Extended Market Index Fund 6%

The Portfolio's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Portfolio's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio's assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 28% of the Portfolio's assets in the aggregate.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Moderate Allocation Portfolio

The text under 'Primary Investment Strategies' is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio's assets to common stocks and 40% to bonds. The targeted percentage of the Portfolio's assets allocated to each of the underlying funds is:

Vanguard Variable Insurance Fund Equity Index Portfolio 34%

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

Vanguard Extended Market Index Fund 8%

The Portfolio's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio's assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 42% of the Portfolio's assets in the aggregate.

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS VVIF 062013